Basis of Presentation and Going Concern (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basis of Presentation and Going Concern [Line Items]
Current liability	$ 3,317,432	$ 256,578
Cash and cash equivalent	509,798	$ 552,064	$ 1,669,089	$ 1,677,792
Telesat Canada Liquidity Considerations [Member]
Basis of Presentation and Going Concern [Line Items]
Current liability	2,300,000
Telesat Canada [Member]
Basis of Presentation and Going Concern [Line Items]
Cash and cash equivalent	$ 206,600